Prepayments and Other Receivables - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Prepayments and Other Current Assets [Abstract]
Prepaid rent	$ 70,766	$ 179,792	$ 26,332
Prepayments to vendors	1,580,417	143,018
Prepaid iCloud Server		1,747
Prepaid insurance	293,294	237,207	108,241
Prepaid income tax	86,705
Prepayments to other service providers	275,510	26,896
Total Prepayment and Other Receivables	$ 2,306,692	$ 588,660	$ 782,819